QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 77.88%

DIVERSIFIED/OTHER - 21.19%
Forest City Enterprise, Inc. , Class A	619,600	$13,067,364
I Star Financial Inc.	1,443,300	13,942,278
Kennedy Wilson Holdings Inc.	669,300	14,657,670
Mack-Cali Realty Corp.	681,075	16,005,263
Rayonier, Inc.	500,347	12,348,564
Vornado Realty Trust	145,100	13,701,793

		83,722,932

HEALTHCARE - 3.81%
Alexandria Real Estate Equities, Inc.	165,500	15,042,295

HOTEL - 7.69%
Felcor Lodging Trust Inc.	2,065,300	16,770,236
Hersha Hospitality Trust	636,799	13,589,291

		30,359,527

MORTGAGE REIT - 5.06%
Colony Financial Inc.	951,400	15,954,978
Resource Capital Corp.	357,899	4,026,364

		19,981,342

MULTI-FAMILY - 7.26%
Apartment Investment & Management Co. “A”	356,200	14,896,284
WCI Communities, Inc.	741,300	13,773,354

		28,669,638

OFFICE/INDUSTRIAL - 19.64%
Brandwine Realty Trust	1,237,900	17,367,737
Cousins Property	757,500	7,862,850
Empire State Realty Trust Inc “A”	818,900	14,355,317
Liberty Property Trust	503,700	16,853,802
Prologis Trust	267,400	11,813,732
Rexford Industrial Realty, Inc.	513,100	9,317,896

		77,571,334

RETAIL - 13.24%
Developers Diversified Realty Corp.	904,300	16,087,497
Kimco Realty Corp.	403,200	11,604,096
Kite Realty Group Trust	464,998	12,885,095
Urban Edge Properties	454,400	11,741,696

		52,318,384

TOTAL COMMON STOCKS		307,665,452

PREFERRED STOCK - 9.06%

Colony Capital Inc., Series C, 7.125%	363,100	8,017,248
Felcor Lodging Trust Inc., Series A, 1.950%	225,700	5,689,897
ISTAR Financial Inc, Series G, 7.650%	5,900	133,045
ISTAR Financial Inc, Series I, 7.500%	357,651	8,158,019
Resource Capital Corp., Series B, 8.250%	365,500	5,990,545
Resource Capital Corp., Series C, 8.625%	36,900	621,765
Vereit, Inc., Series F, 6.750%	284,042	7,194,784

		35,805,303

TOTAL PREFERRED STOCKS		35,805,303

TOTAL LONG POSITIONS - 86.95%		343,470,755

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

	Shares	Fair Value

MONEY MARKET - 11.96%
Money Market Fiduciary, 0.00274%*	47,264,786	$47,264,786

NET INVESTMENTS IN SECURITIES - 98.91%		390,735,541
Other assets, net of liabilities - 1.09%		4,299,905

NET ASSETS - 100.00%		$395,035,446

SECURITIES SOLD SHORT

COMMON STOCK

HOTEL -
Marriott International Inc. - Class A	(82,000)	(5,836,760)

MULTI FAMILY
Post Properties, Inc.	(132,100)	(7,891,654)

TOTAL COMMON STOCKS SOLD SHORT		$(13,728,414)

* Effective 7 day yield as of March 31, 2016.

NOTES: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$307,665,452	-	-	$307,665,452
Preferred Stocks	35,805,303	-	-	35,805,303
Money Market	47,264,786	-	-	47,264,786

	$390,735,541	-	-	$390,735,541

Common Stocks Sold Short	$(13,728,414)	-	-	$(13,728,414)

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At March 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $354,568,608 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,934,839
Gross unrealized depreciation	(9,767,906)

Net unrealized appreciation (depreciation)	$36,166,933

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 48.14%

DIVERSIFIED/OTHER - 12.48%
Rayonier Inc.	152,400	$3,761,232
Vereit, Inc.	31,200	276,744
Washington REIT	142,200	4,153,662
Weyerhaeuser Co.	33,680	1,043,406
WP Carey Inc.	56,100	3,491,664

		12,726,708

HEALTHCARE - 2.55%
Healthcare Realty Trust	88,500	2,733,765

HOTEL - 3.62%
Hersha Hospitality Trust	182,000	3,883,880

MORTGAGE REIT - 5.00%
Colony Capital Inc.	255,000	4,276,350
Resource Capital Corp.	97,000	1,091,250

		5,367,600

OFFICE/INDUSTRIAL - 11.74%
Brandywine Realty Trust	305,500	4,286,165
Columbia Property Trust, Inc.	174,000	3,826,260
Liberty Property Trust	134,200	4,490,332

		12,602,757

RETAIL - 12.75%
Agree Realty Corp	102,000	3,923,940
Developers Diversified Realty Corp.	125,500	2,232,645
Kite Realty Group	138,600	3,840,606
Ramco-Gerhenson Properties Trust	204,900	3,694,347

		13,691,538

TOTAL COMMON STOCKS		51,006,248

PREFERRED STOCK - 43.21%

CONVERTIBLE PREFERRED - 0.92%
Ramco-Gershenson Properties Trust, Series D, 7.250%	15,100	$984,520

DIVERSIFIED/OTHER - 6.11%
Digital Realty Trust, Series G, 5.875%	76,900	1,928,652
Public Storage, Series A, 5.8750%	43,200	1,159,056
Public Storage, Series Y, 6.3750%	24,044	669,866
Vereit, Inc., Series F, 6.7000%	67,200	1,702,176
Vornado Realty Trust, Series L, 5.400%	70,800	1,770,708

		7,230,458

HEALTHCARE - 2.53%
Alexandria Real Estate Equities, Inc., Series E, 6.450%	50,000	1,295,000
Sabra Health Care Reit, Inc., Series A, 7.125%	55,437	1,419,187

		2,714,187

HOTEL - 2.89%
Hersha Hospitality Trust, Series B, 8.000%	23,500	591,260
Hersha Hospitality Trust, Series C, 6.875%	31,800	865,914
LaSalle Hotel Properties, Series I, 6.375%	64,500	1,644,750

		3,101,924

INDUSTRIAL - 2.09%
PS Business Parks, Inc., Series U, 5.750%	44,600	1,132,394
PS Business Parks, Inc., Series T, 6.000%	43,200	1,114,992

		2,247,386

MORTGAGE REIT - 8.19%
Annaly Capital Management, Series C, 7.625%	54,100	1,337,352
Annaly Capital Management, Series D, 7.500%	35,900	873,806
Colony Capital Inc., Series A, 8.500%	34,000	853,060
Colony Capital Inc., Series B, 7.500%	56,900	1,382,670
ISTAR Financial Inc, Series D, 8.000%	48,400	1,089,000
ISTAR Financial Inc., Series I, 7.500%	50,200	1,145,062
Northstar Realty Financial, Series B, 8.250%	54,900	1,230,309
Resource Capital Corp., Series B, 8.250%	53,919	883,732

		8,794,991

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 - (unaudited)

	Shares	Fair Value

MULTI-FAMILY - 3.50%
Apartment Investment & Management Co., Series Z, 7.000%	30,510	$779,836
Equity Lifestyle Properties, Series C, 6.750%	54,100	1,396,862
Sun Communities Inc., Series A, 7.125%	60,500	1,579,050

		3,755,748

OFFICE - 5.01%
Boston Properties, Inc., Series B, 5.250%	59,100	1,538,373
Brandywine Realty Trust, Series E, 6.900%	23,908	630,932
Kilroy Realty Corp., Series H, 6.375%	65,637	1,701,967
SL Green Realty Corp., Series I, 6.500%	57,300	1,505,844

		5,377,116

RETAIL - 11.97%
CBL & Associates Properties, Inc., Series D, 7.375%	39,400	975,150
CBL & Associates Properties, Inc., Series E, 6.625%	20,100	482,199
Developers Diversified Realty Corp., Series J, 6.500%	29,900	775,905
Developers Diversified Realty Corp., Series K, 6.250%	39,600	1,029,996
Entertainment Property Trust, Series F, 6.625%	39,200	1,027,040
General Growth Properties, Inc., Series A, 6.375%	78,300	2,027,970
Regency Centers Corp., Series G, 6.000%	65,501	1,671,586
Saul Centers, Inc., Series C, 6.875%	32,100	852,255
Taubman Centers Inc., Series K, 6.250%	49,500	1,255,815
Urstadt Biddle Properties, Inc., Series F, 7.125%	49,700	1,312,080
WP Glimcher, Inc., Series I, 6.875%	56,800	1,439,312

		12,849,308

TOTAL PREFERRED STOCKS		47,055,638

TOTAL LONG POSITIONS - 91.35%		98,061,886

MONEY MARKET - 6.32%
Money Market Fiduciary, 0.00274%*	6,785,077	6,785,077

NET INVESTMENTS IN SECURITIES - 97.67%		104,846,963
Other assets, net of liabilities - 2.33%		2,497,512

NET ASSETS - 100.00%		$107,344,475

* Effective 7 day yield as of March 31, 2016.

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$51,006,248	$-	$-	$51,006,248
Preferred Stocks	47,055,638	-	-	47,055,638
Money Market	6,785,077	-	-	6,785,077

	$104,846,963	$-	$-	$104,846,963

At March 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $88,931,853 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,763,259
Gross unrealized depreciation	(1,633,225)

Net unrealized appreciation (depreciation)	$9,130,034

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016
(unaudited)

	Shares	Fair Value

COMMON STOCK - 82.46%

Diversified - 35.13%
Cromwell Property Group	648,145	$516,688
Kennedy Wilson Europe Real Estate	29,800	501,160
Land Securities Group PLC	21,700	343,124
Mirvac Group	309,900	459,648
Mitsubishi Estate Company	17,000	315,771
Soundwill Holdings	13,500	15,941
Swire Properties Ltd.	148,600	401,316
Wheelock & Co. Ltd.	117,000	522,604

		3,076,252

Hotel - 5.23%
Belmond Ltd.	48,300	458,367

Office/Industrial - 24.76%
CA Immobilien Anlagen AG	24,100	473,746
Corporacion Immobiliaria Vesta SAB	247,000	369,702
DIC Asset AG	39,100	365,283
Gecina SA	3,900	536,982
Global Logistic Properties Limited	295,400	421,875

		2,167,588

Multi-Family/Housing - 5.92%
ADO Properties SA	10,500	360,116
Irish Residential Properties	125,594	157,922

		518,038

Retail - 11.42%
Capital & Regional PLC	529,700	494,478
Vastnet Retail NV	11,300	505,787

		1,000,265

TOTAL COMMON STOCK		7,220,510

MONEY MARKET - 17.29%
Money Market Fiduciary, 0.00274%	1,514,232	1,514,232

NET INVESTMENTS IN SECURITIES - 99.76%		8,734,742
Other assets, net of liabilities - 0.24%		21,411

NET ASSETS - 100.00%		$8,756,153

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$7,220,510	-	-	$7,220,510
Money Market	1,514,232	-	-	$1,514,232

	$8,734,742	-	-	$8,734,742

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At March 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $8,921,399 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$464,708
Gross unrealized depreciation	(651,365)

Net unrealized appreciation (depreciation)	$(186,657)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 20, 2016

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 20, 2016